Impairment Charges and Reversals (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of Forward Prices Used to Determine Future Cash Flows

The forward prices as at June 30, 2019, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2019	2020	2021	2022	2023	Average Annual Increase Thereafter
WTI (US$/barrel) (1)	59.92	63.57	66.67	69.30	71.98	2.0%
WCS (C$/barrel) (2)	59.41	59.93	62.82	66.19	69.30	2.1%
Edmonton C5+ (C$/barrel)	74.00	78.06	80.90	84.24	87.79	2.0%
AECO (C$/Mcf) (3) (4)	1.39	1.91	2.37	2.66	2.79	2.1%
(1)	West Texas Intermediate (“WTI”).
(2)	Western Canadian Select (“WCS”).
(3)	Alberta Energy Company (“AECO”) natural gas.
(4)	Assumes gas heating value of one million British thermal units (“MMBtu”) per thousand cubic feet.

The forward prices as at June 30, 2018, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2018	2019	2020	2021	2022	Average Annual Increase Thereafter
WTI (US$/barrel)	68.42	65.77	67.87	69.67	72.35	2.1%
WCS (C$/barrel)	59.66	61.15	64.41	66.51	68.22	2.1%
Edmonton C5+ (C$/barrel)	88.18	81.66	82.01	83.30	85.15	2.1%
AECO (C$/Mcf)	1.90	2.37	2.83	3.13	3.36	2.0%